Summary of Significant Unobservable Inputs Used for Fair Value Measurements for Indexed Universal Life Equity Indexed Products Classified as Level 3 (Detail) - Equity Index Product [Member]	12 Months Ended
	Dec. 31, 2018
Minimum [Member]
Summary Of Significant Unobservable Inputs Used For Fair Value Measurements For Equity Indexed Products [Abstract]
Fair value unobservable inputs Mortality	0.00%	[1]
Fair value unobservable inputs Lapse	0.00%
Fair value unobservable inputs index Volatility	15.00%	[2]
Maximum [Member]
Summary Of Significant Unobservable Inputs Used For Fair Value Measurements For Equity Indexed Products [Abstract]
Fair value unobservable inputs Mortality	5.00%	[1]
Fair value unobservable inputs Lapse	10.00%
Fair value unobservable inputs index Volatility	25.00%	[2]

[1]	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
[2]	Certain managed volatility indices utilize a 5% index volatility.